Derivative financial liability - current (Details 1)	6 Months Ended
Jun. 30, 2024 £ / shares shares
Series E Warrants [Member]
IfrsStatementLineItems [Line Items]
Ads warrants number | shares	1,572,674
Original price per ads | £ / shares	£ 2.20
New price per ads | £ / shares	£ 1.50
Equivalent ordinary shares | shares	629,069,600
Series F Warrants [Member]
IfrsStatementLineItems [Line Items]
Ads warrants number | shares	2,463,477
Original price per ads | £ / shares	£ 2.20
New price per ads | £ / shares	£ 1.50
Equivalent ordinary shares | shares	985,390,800